Business Combinations (Tables)	6 Months Ended
Jun. 30, 2014
Business Combinations
Summary of the allocation of the purchase consideration and the estimated fair value of the assets acquired and the liabilities assumed for business acquisitions

	ALG, Inc.	Honk LLC	Carperks	Total
Assets acquired
Cash	$7,638	—	—	$7,638
Accounts receivable	1,526	—	—	1,526
Other assets	276	—	—	276
Property and equipment	230	19	—	249
Acquired technology	29,600	1,000	—	30,600
Customer relationships	5,000	—	1,300	6,300
Tradenames	4,900	—	70	4,970
Goodwill	51,206	712	691	52,609

Total assets acquired	100,376	1,731	2,061	104,168

Liabilities assumed	1,043	299	—	1,342
Deferred tax liabilities	10,819	—	—	10,819

Net assets acquired	$88,514	$1,432	$2,061	$92,007

Consideration paid
Common stock issued	$82,500	1,412	133	$84,045
Warrants issued	6,014	20	—	6,034
Contingent consideration	—	—	428	428
Cash paid	—	—	1,500	1,500

Total consideration	$88,514	$1,432	$2,061	$92,007

Schedule of pro forma consolidated revenues and net loss

2011
Revenues	$84,754
Net loss	$14,666